Commitments and Contingencies	12 Months Ended
Oct. 31, 2011
Commitments and Contingencies [Abstract]
Commitments and Contingencies
25.	Commitments and Contingencies

Leases and other commitments

The Company is obligated under non-cancelable operating leases, primarily for its offices and equipment. These leases generally contain customary scheduled rent increases or escalation clauses and renewal options.

The Company is also obligated under outsourcing agreements related to certain aspects of its information technology and human resources support functions. Actual amounts paid under these outsourcing agreements could be higher or lower than the amounts shown below as a result of changes in volume and other variables. In addition, early termination of these outsourcing agreements by the Company could result in the payment of termination fees, which are not reflected in the table below.

As of October 31, 2011, the Company is obligated under non-cancelable operating leases, primarily for its premises and equipment leases and other long-term contractual commitments to make minimum annual payments of approximately:

Years ended October 31	Operating Leases	Other Contractual Commitments
2012	$3,563	$42,361
2013	3,062	52,205
2014	2,058	74,341
2015	1,917	61,104
2016	1,935	71,703
Thereafter	5,335	233,597
	$17,870	$535,311

Notes to Consolidated Financial Statements
[All amounts in thousands of U.S. dollars, except where noted]

Net rental expense for premises and equipment leases for the year ended October 31, 2011 was $1.3 million (2010 ― $16.6 million; 2009 ― $19.9 million).

Contractual commitments
Included in other contractual commitments is over $490 million associated with long-term supply arrangements primarily with domestic and international suppliers of isotopes. Other contractual commitments also include a $2.3 million (2010 ― $5.4 million) relating to the outsourcing of the information technology infrastructure. The terms of these long-term supply or service arrangements range from 1 to 13 years. The amounts purchased under these contractual commitments for the year ended October 31, 2011 are $45.9 million (2010 ― $47.3 million; 2009 ― $56.3 million).

Net sales of certain products of the Company are subject to royalties payable to third parties. Royalty expense recorded in direct cost of revenues for the year ended October 31, 2011 amounted to $1.6 million (2010 ― $3.6 million; 2009 ― $5.8 million).

Captive insurance liability
The Company is self-insured for up to the first $5 million of costs incurred relating to a single liability claim in a year and to $10 million in aggregate claims arising during an annual policy period. The Company provides for unsettled reported losses and losses incurred but not reported based on an independent review of all claims made against the Company. Accruals for estimated losses related to captive insurance are $7.1 million as of October 31, 2011 (2010 ― $10.3 million) which are recorded in accrued liabilities (Note 11) and other long-term liabilities (Note 14).

Retained liabilities related to Early Stage
Subsequent to the sale of Early Stage, Nordion has retained litigation claims and other costs associated with the U.S. FDA's review of the Company's bioanalytical operations (Note 11) and certain other contingent liabilities in Montreal, Canada. Nordion has also retained certain liabilities related to pre-closing matters, a defined benefit pension plan for certain U.S. employees, and lease obligations for two office locations in King of Prussia, Pennsylvania and Bothell, Washington. The cost of future lease payments offset by expected sublease revenue, where applicable, is estimated at approximately $1.8 million.

Indemnities and guarantees
In connection with various divestitures that the Company underwent, Nordion has agreed to indemnify various buyers for actual future damage suffered by the buyers related to breaches, by Nordion, of representations and warranties contained in the purchase agreements. In addition, Nordion has retained certain existing and potential liabilities arising in connection with such operations related to periods prior to the closings. To mitigate Nordion's exposure to these potential liabilities, the Company maintains errors and omissions and other insurance. Nordion is not able to make a reasonable estimate of the maximum potential amount that the Company could be required to pay under these indemnities. The Company has not made any significant payments under these types of indemnity obligations in the past, however, the Company has had discussions with buyers related to certain indemnities provided.